Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (5,000)	$ 560,887	$ (45,510)	$ 113,541
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment income earned on cash and marketable securities held in Trust Account		(889,155)	(364)	(990,110)
Formation and organization costs paid by related parties	5,000		5,000	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(70,000)
Other current assets		9,043	(49,950)	(9,043)
Accounts payable and accrued expenses		53,819	99,814	366,541
Net Cash (Provided By) Used in Operating Activities		(335,406)	8,990	(514,071)
Cash Flows from Investing Activities:
Due from Sponsor				(13,000)
Cash deposited into Trust Account			(87,112,500)	(87,112,500)
Net Cash Used in Investing Activities			(87,112,500)	(87,125,500)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units in Public Offering, net of underwriting fee			84,525,000	84,525,000
Proceeds from sale of Private Placement Units			4,737,500	4,737,500
Proceeds from repayment of Due from Sponsor		13,000		13,000
Proceeds from advances from related party	25,000
Repayment of related party advances			(211,153)	(211,153)
Payment of offering costs			(289,195)	(289,195)
Net Cash Provided by Financing Activities	50,000	13,000	88,762,152	88,762,152
Net change in cash	50,000	(322,406)	1,658,642	1,122,581
Cash at beginning of period		1,172,581	50,000	50,000
Cash at end of period	50,000	850,175	1,708,642	1,172,581
Supplemental disclosure of non-cash financing activities:
Deferred underwriters’ commissions charged to temporary equity in connection with the Initial Public Offering			3,018,750	3,018,750
Class A Common Stock measurement adjustment			1,319,361	1,319,361
Initial classification of Class A Common Stock subject to redemption			87,112,500	87,112,500
Deferred offering costs included in advances from related party	45,000
Deferred offering costs included in accrued offering costs	40,000
Subsequent remeasurement of common stock subject to redemption				821,712
Remeasurement of Class A Common Stock subject to redemption		$ 658,981		$ 658,981